Note 11 - Intangible Assets, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of Intangible Assets, Finite-lived	$ (1,198,000)
Amortization of Intangible Assets	337,000	379,000	608,000
Network Secrurity Group [Member]
Impairment of Intangible Assets, Finite-lived			1,729,000
Intelligent E-Commerce Group [Member]
Indefinite-lived Intangible Assets, Impairment Losses	$ 1,198,000